Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Jun. 28, 2021	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Jul. 02, 2018	Feb. 28, 2018	Feb. 28, 2017	Apr. 27, 2016	Feb. 28, 2016	Feb. 28, 2015
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Mid Cap Value Fund - Investor Class
Account Value	$ 21,055	$ 21,416	$ 19,303	$ 18,931		$ 16,108	$ 11,382	$ 12,042		$ 13,107	$ 12,126		$ 8,556	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Mid Cap Value Fund - Institutional Class
Account Value	$ 2,176,584	2,205,890	1,980,646	1,934,718		1,639,756	1,154,278	1,217,252		1,320,536	1,218,611		856,933	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Emerging Markets Value Fund - Investor Class
Account Value	$ 17,775	16,223	13,995	14,486		14,441	10,806	12,259		13,175	10,761		7,598	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Emerging Markets Value Fund - Institutional Class
Account Value	$ 1,834,554	1,669,063	1,434,897	1,480,923		1,470,113	1,097,406	1,240,200		1,327,452	1,082,454		762,248	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Small Cap Value Fund - Investor Class
Account Value	$ 18,930	19,750	17,420	16,381		14,886	10,751	12,245		11,959	11,972	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena Small Cap Value Fund - Institutional Class
Account Value	$ 1,940,250	2,019,041	1,775,154	1,666,850		1,510,382	1,087,606	1,236,893		1,202,878	1,200,233	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena International Small Cap Value Fund - Investor Class
Account Value	$ 13,827	12,725	11,796	10,674		9,983	7,787	9,252	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena International Small Cap Value Fund - Institutional Class
Account Value	$ 1,408,173	1,292,046	1,194,334	1,078,582		1,004,980	782,673	926,763	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena International Value Fund - Investor Class
Account Value	$ 12,120	10,213	9,689	9,657	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Pzena International Value Fund - Institutional Class
Account Value	$ 1,223,176	1,028,142	972,221	967,068	1,000,000
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Account Value	$ 33,072	28,001	21,570	23,498		20,663	15,388	14,271		13,593	11,648		9,279	10,000
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Account Value	$ 21,589	19,333	17,438	18,055		15,872	12,427	12,599		12,275	11,639		8,828	10,000
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Account Value	$ 3,307,246	2,800,073	2,156,979	2,349,802		2,066,322	1,538,771	1,427,114		1,359,258	1,164,751		927,875	1,000,000
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Account Value	$ 2,158,909	1,933,270	1,743,783	1,805,481		1,587,182	1,242,666	1,259,862		1,227,527	1,163,915		882,847	1,000,000
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 14,095	12,805	11,777	13,902		15,565	11,441	11,660		12,940	9,915		7,659	10,000
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Account Value	$ 13,194	12,325	10,916	12,484		12,733	10,177	11,216		12,090	9,869		7,453	10,000
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 1,409,516	1,280,526	1,177,689	1,390,169		1,556,509	1,144,092	1,166,048		1,293,993	991,487		765,877	1,000,000
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Account Value	$ 1,319,399	1,232,504	1,091,642	1,248,355		1,273,323	1,017,656	1,121,574		1,208,980	986,940		$ 745,310	$ 1,000,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 21,127	19,802	17,994	19,145		20,370	13,490	14,189		13,439	12,161	10,000
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 20,057	18,644	17,654	18,466		17,317	12,276	13,534		12,961	12,587	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 2,112,708	1,980,203	1,799,378	1,914,538		2,036,957	1,349,009	1,418,870		1,343,891	1,216,069	1,000,000
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 2,005,731	1,864,414	1,765,405	1,846,622		1,731,724	1,227,619	1,353,379		$ 1,296,059	$ 1,258,745	$ 1,000,000
MSCI World ex-USA IMI Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA IMI Index Gross (USD)
Account Value	$ 15,122	13,779	12,146	12,669		12,153	9,792	9,787	10,000
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value	$ 12,535	11,701	11,068	12,253		12,256	9,279	9,370	10,000
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Value index Net (USD)
Account Value	$ 12,974	11,874	11,180	11,905		11,306	9,204	9,465	10,000
MSCI World ex-USA IMI Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA IMI Index Gross (USD)
Account Value	$ 1,512,194	1,377,925	1,214,581	1,266,899		1,215,295	979,248	978,739	1,000,000
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value	$ 1,253,528	1,170,076	1,106,771	1,225,341		1,225,614	927,861	936,995	1,000,000
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Value index Net (USD)
Account Value	$ 1,297,447	1,187,412	1,117,980	1,190,500		$ 1,130,632	$ 920,361	$ 946,529	$ 1,000,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,401	10,482	9,161	9,459	10,000
MSCI EAFE VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Account Value	$ 12,806	11,127	9,924	9,864	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 1,140,081	1,048,156	916,132	945,866	1,000,000
MSCI EAFE VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Account Value	$ 1,280,590	$ 1,112,727	$ 992,405	$ 986,358	$ 1,000,000